SCHEDULE OF INTANGIBLE ASSET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Carrying amount	¥ 4	¥ 6
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, beginning	7
Addition		7
Intangible assets and goodwill, ending	7	7
Carrying amount
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, beginning	(1)
Amortization for the year	(2)	(1)
Intangible assets and goodwill, ending	¥ (2)	¥ (1)